Shareholders' equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Shareholders' equity
19.
Shareholders’ equity

As of December 31, 2025 and 2024, the total number of ordinary shares of Immatics N.V. outstanding is 134,071,432 and 121,550,169 with a par value of €0.01, respectively.

On December 08, 2025, the Group closed an offering of 12,500,000 ordinary shares with a public offering price of €8.58 ($10.00) per ordinary share. The Group received gross proceeds of €107.2 million ($125.0 million) less transaction costs of €7.0 million ($8.0 million), resulting in an increase in share capital of €125.0 thousand and share premium of €100.1 million.

Additionally, the number of ordinary shares increased by 21,263 during the year ended December 31, 2025, due to exercised share options from the Group’s equity incentive plan, resulting in an increase in share capital of €0.2 thousand and share premium of €60 thousand.

On January 22, 2024, the Group closed an offering of 18,313,750 ordinary shares with a public offering price of €10.10 ($11.00) per ordinary share. The Group received gross proceeds of €185.0 million ($201.5 million) less transaction costs of €11.6 million ($12.6 million), resulting in an increase in share capital of €183.0 thousand and share premium of €173.2 million.

On October 15, 2024, the Group closed an offering of 16,250,000 ordinary shares with a public offering price of €8.48 ($9.25) per ordinary share. The Group received gross proceeds of €137.9 million ($150.3 million) less transaction costs of €8.6 million ($9.4 million) resulting in an increase in share capital of €162.5 thousand and share premium of €129.1 million.

In addition, on November 12, 2024, the Group issued 2,185,884 shares with a public offering price of €8.71 ($9.25) per ordinary share from the exercise of the option to purchase additional shares according to the underlying offering from October 15, 2024. The Group received gross proceeds of €19.0 million ($20.2 million) less transaction costs of €1.1 million ($1.2 million) resulting in an increase in share capital of €21.9 thousand and share premium of €17.9 million.

Additionally, the number of ordinary shares increased by 142,746 during the year ended December 31, 2024, due to exercised share options from the Group’s equity incentive plan, resulting in an increase in share capital of €1.4 thousand and share premium of €1.1 million.

Other reserves are related to accumulated foreign currency translation amounts associated with the Group’s U.S. operations.